Business Acquisitions Business Acquisition - Purchase Consideration for TGT, JA Thomas and other in FY13 (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	May. 31, 2013	Oct. 02, 2012
Business Acquisition [Line Items]
Identifiable Intangible Assets Acquired		$ 109,383,000
TGT [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 83,330,000	83,300,000
Payments to Acquire Businesses, Gross			$ 83,330,000
Business Combination, Contingent Consideration, Liability			0
Cash			0
Accounts Receivable			8,779,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			42,858,000
Identifiable Intangible Assets Acquired			33,600,000
Other Assets			10,330,000
Total Assets Acquired			95,567,000
Current Liabilities			1,452,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent			0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			(10,785,000)
Total Liabilities Assumed			12,237,000
Net assets acquired			83,330,000
J.A. Thomas and Associates [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 244,777,000	244,800,000
Payments to Acquire Businesses, Gross				$ 244,777,000
Business Combination, Contingent Consideration, Liability				0
Contingent consideration payments		25,000,000
Cash				3,555,000
Accounts Receivable				8,310,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				163,863,000
Identifiable Intangible Assets Acquired				71,310,000
Other Assets				2,745,000
Total Assets Acquired				249,783,000
Current Liabilities				2,843,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent				(1,474,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				(689,000)
Total Liabilities Assumed				5,006,000
Net assets acquired				244,777,000
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		251,665,000
Payments to Acquire Businesses, Gross		251,215,000
Business Combination, Contingent Consideration, Liability		450,000
Cash		18,004,000
Accounts Receivable		17,237,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		122,375,000
Identifiable Intangible Assets Acquired		109,383,000
Other Assets		31,554,000
Total Assets Acquired		298,553,000
Current Liabilities		10,274,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent		(35,557,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		(1,057,000)
Total Liabilities Assumed		46,888,000
Net assets acquired		$ 251,665,000
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Weighted average life (Years)		6 years 7 months
Identifiable Intangible Assets Acquired		$ 33,663,000
Developed Technology Rights [Member] | TGT [Member]
Business Acquisition [Line Items]
Weighted average life (Years)		7 years
Identifiable Intangible Assets Acquired			7,700,000
Developed Technology Rights [Member] | J.A. Thomas and Associates [Member]
Business Acquisition [Line Items]
Weighted average life (Years)		5 years
Identifiable Intangible Assets Acquired				3,920,000
Customer relationships
Business Acquisition [Line Items]
Weighted average life (Years)		10 years 11 months
Identifiable Intangible Assets Acquired		$ 72,188,000
Customer relationships | TGT [Member]
Business Acquisition [Line Items]
Weighted average life (Years)		9 years
Identifiable Intangible Assets Acquired			25,900,000
Customer relationships | J.A. Thomas and Associates [Member]
Business Acquisition [Line Items]
Weighted average life (Years)		11 years
Identifiable Intangible Assets Acquired				66,100,000
Trade name
Business Acquisition [Line Items]
Weighted average life (Years)		6 years 7 months
Identifiable Intangible Assets Acquired		$ 3,102,000
Trade name | TGT [Member]
Business Acquisition [Line Items]
Identifiable Intangible Assets Acquired			0
Trade name | J.A. Thomas and Associates [Member]
Business Acquisition [Line Items]
Weighted average life (Years)		7 years
Identifiable Intangible Assets Acquired				1,290,000
Noncompete Agreements [Member]
Business Acquisition [Line Items]
Weighted average life (Years)		2 years 9 months
Identifiable Intangible Assets Acquired		$ 430,000
Noncompete Agreements [Member] | TGT [Member]
Business Acquisition [Line Items]
Identifiable Intangible Assets Acquired			$ 0
Noncompete Agreements [Member] | J.A. Thomas and Associates [Member]
Business Acquisition [Line Items]
Identifiable Intangible Assets Acquired				$ 0.0